Investments in associates and joint ventures (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	$ 4,547
Investments in associates and joint ventures, ending balance	4,784
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	2,538
Equity results in income statement	171
Dividends declared	(82)
Translation adjustment	172
Other	(13)
Investments in associates and joint ventures, ending balance	2,786
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	1,885
Equity results in income statement	(7)
Dividends declared	(12)
Investments in associates and joint ventures, ending balance	1,866
All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	124
Equity results in income statement	(8)
Dividends declared	(1)
Translation adjustment	16
Other	1
Investments in associates and joint ventures, ending balance	$ 132
Anglo American Minerio De Ferro Brasil S A [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	15.00%
Investments in associates and joint ventures, beginning balance	$ 663
Equity results in income statement	31
Dividends declared	(37)
Translation adjustment
Other	4
Investments in associates and joint ventures, ending balance	$ 661
Companhia Coreano Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.00%
Investments in associates and joint ventures, beginning balance	$ 75
Equity results in income statement	7
Dividends declared	(6)
Translation adjustment	10
Investments in associates and joint ventures, ending balance	$ 86
Companhia Hispano Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.89%
Investments in associates and joint ventures, beginning balance	$ 42
Equity results in income statement	4
Dividends declared	(4)
Translation adjustment	6
Other	(1)
Investments in associates and joint ventures, ending balance	$ 47
Companhia Italo Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.90%
Investments in associates and joint ventures, beginning balance	$ 61
Equity results in income statement	4
Translation adjustment	9
Other	5
Investments in associates and joint ventures, ending balance	$ 79
Companhia Nipo Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	51.00%
Investments in associates and joint ventures, beginning balance	$ 129
Equity results in income statement	10
Translation adjustment	18
Other	1
Investments in associates and joint ventures, ending balance	$ 158
MRS Logistica S.A. [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	49.01%
Investments in associates and joint ventures, beginning balance	$ 591
Equity results in income statement	66
Translation adjustment	83
Other	(1)
Investments in associates and joint ventures, ending balance	$ 739
VLI SA [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	29.60%
Investments in associates and joint ventures, beginning balance	$ 341
Equity results in income statement	36
Dividends declared	(15)
Translation adjustment	45
Investments in associates and joint ventures, ending balance	$ 407
Samarco Mineracao S A [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.00%
Vale Oman Distribution Center [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	50.00%
Investments in associates and joint ventures, beginning balance	$ 616
Equity results in income statement	13
Dividends declared	(20)
Investments in associates and joint ventures, ending balance	609
Unallocated items [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	20
Translation adjustment	1
Other	(21)
Unallocated items [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	50
Equity results in income statement	2
Dividends declared	(1)
Translation adjustment	7
Other	1
Investments in associates and joint ventures, ending balance	$ 59
PT Vale Indonesia Tbk [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	33.88%
Investments in associates and joint ventures, beginning balance	$ 1,885
Equity results in income statement	(7)
Dividends declared	(12)
Investments in associates and joint ventures, ending balance	$ 1,866
Alianca Norte Energia Participacoes S A [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in associates and joint ventures	51.00%
Investments in associates and joint ventures, beginning balance	$ 74
Equity results in income statement	(10)
Translation adjustment	9
Investments in associates and joint ventures, ending balance	73
Equity Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, beginning balance	4,547
Equity results in income statement	156
Dividends declared	(95)
Translation adjustment	188
Other	(12)
Investments in associates and joint ventures, ending balance	4,784
Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	(165)
Equity Results And Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	$ (9)